Cover	Jan. 02, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 02, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40562
Entity Registrant Name	Mountain Crest Acquisition Corp. IV
Entity Central Index Key	0001853774
Entity Tax Identification Number	86-2435859
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	311 West 43rd Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(646)
Local Phone Number	493-6558
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	MCAF
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	MCAFR
Security Exchange Name	NASDAQ
Units
Title of 12(b) Security	Units
Trading Symbol	MCAFU
Security Exchange Name	NASDAQ